Net Loss Per Share Attributable to Ordinary Shareholders	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Ordinary Shareholders
Note 13 - Net Loss Per Share Attributable to Ordinary Shareholders

Basic net loss per share is computed by dividing the net loss available to common stockholders by the weighted-average number of ordinary shares outstanding. Diluted net loss per share is computed similarly to basic net loss per share except that the denominator is increased to include the number of additional ordinary shares that would have been outstanding if the potential ordinary shares had been issued and if the additional ordinary shares were dilutive. Diluted net loss per share is the same as basic net loss per share of ordinary share, as the effect of potentially dilutive securities is antidilutive.

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
	In USD thousands, except share and per share data
Numerator:
Net loss	8,995	13,945	24,221

Denominator:
Weighted-average number of ordinary shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	510,227,715	359,048,638	234,998,859

Net loss per share attributable to ordinary shareholders, basic
and diluted	0.018	0.039	0.103

The potential number of ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented since including them would have been anti-dilutive are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
	Number of shares

Outstanding options to purchase ordinary shares and RSAs	41,564,080	38,494,200	29,873,100